ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6: ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2024	2023
Accrued employee compensation and benefits	$95,960	$63,440
Accrued expenses	56,528	31,810
Advances from customers	3,431	2,801
Income and indirect taxes payable	15,121	8,640
Total	$171,040	$106,691